Trade Receivable, Net - Summary of Trade Receivable (Detail) $ in Millions, $ in Millions		12 Months Ended
	Apr. 10, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables			$ 17,953		$ 15,912
Other sundry accounts receivable			2,603		2,134
Allowance for expected credit losses			(715)		(869)
Total			22,146		18,620
Insurance recovery	$ 3,294	$ 1,625	1,166	$ 1,669	334
The Coca-Cola Company
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			1,219		491
Loans to employees
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			51		85
FEMSA and Subsidiaries
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			$ 1,035		$ 867